DERIVATIVES	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2017	Dec. 31, 2015
Derivative [Line Items]
DERIVATIVES
NOTE 7 - DERIVATIVES

As discussed in Note 5, the Second Lien Term Loan contains conversion features that are exercisable at the option of the lender or the borrower. The conversion features have been identified as embedded derivatives which (i) contain economic characteristics that are not clearly and closely related to the host contract, the Second Lien Term Loan, and (ii) separate, stand-alone instruments with similar terms would qualify as derivative instruments. As such, the conversion features were bifurcated and accounted for separately from the Second Lien Term Loan. The conversion features are recorded at fair value for each reporting period with changes in fair value included in the consolidated statement of operations for the six months ended June 30, 2017. The Company recorded a derivative liability associated with the Second Lien Term Loan at fair value of approximately $36.7 million at issuance date on April 26, 2017. As of June 30, 2017, the fair value of the derivative liability was approximately $39.5 million resulting in the Company recognizing an unrealized loss of approximately $2.8 million in its consolidated statement of operations for the six months ended June 30, 2017. There were no derivative liabilities associated with convertible debt instruments for the six months ended June 30, 2016. In addition, as of June 30, 2017 and December 31, 2016, the Company‘s outstanding derivative liabilities included the fair value of the derivative liabilities associated with the SOS warrants totaled $0.3 million and $0.2 million, respectively.

Brushy Resources, Inc [Member]
Derivative [Line Items]
DERIVATIVES
NOTE 8 - DERIVATIVES

The Company uses derivatives to hedge its oil production. The Company’s hedge position as of December 31, 2015 consisted of put options, some of which were deferred premiums paid at settlement. As of March 31, 2016, pursuant to the IB Forbearance Agreement, the Company did not have any remaining hedge positions.  Specifically, the Company unwound the remaining existing hedge contract with Cargill and Cargill paid Independent Bank all hedge settlement proceeds, all hedge liquidation proceeds, and all amounts otherwise payable by Cargill to the Company.  Such payments satisfied outstanding interest and default interest owing to Independent Bank as well as certain other expenses.

Fair Value of Derivative Financial Instruments

($ in thousands)	March 31, 2016	December 31, 2015

Derivative financial instruments - Current asset	$-	$733
Derivative financial instruments - Long-term assets	-	-
Net derivative financial instruments	$-	$733

Effect of Derivative Financial Instruments

	Three Months Ended March 31,
($ in thousands)	2016	2015
Realized gain/(loss) on settlement of derivative contracts	$732	$616
Change in fair value of derivative contracts	$(733)	$(202)

NOTE 8 – DERIVATIVES

We use derivatives to hedge our oil production. Our current hedge position consists put options, of some which have deferred premiums paid at settlement. These contracts and any future hedging arrangements may expose us to risk of financial loss in certain circumstances, including instances where production is less than expected or oil prices increase. In addition, these arrangements may limit the benefit to us of increases in the price of oil. Accordingly, our earnings may fluctuate significantly as a result of changes in the fair value of our derivative instrument, which we utilize entirely to hedge our production and do not enter into for speculative purposes. We have not designated the derivative contracts as hedges for accounting purposes, and accordingly, we record the derivative contracts at fair value and recognize changes in fair value in earnings as they occur.

At January 1, 2016, we had the following open crude oil derivative contracts:

			January 1, 2016
	Instrument	Commodity	Volume (bbl / month)	Floor Price	Ceilings Price	Purchased Put Option Price
January 2016 – March 2016	Put	Crude Oil	1,500			75.00
January 2016 – December 2016	Put	Crude Oil	3,000			50.00
January 2016 – December 2016	Collar	Crude Oil	3,000	54.00	79.30

The following tables identify the fair value amounts of derivative instruments included in the accompanying consolidated balance sheets as derivative contracts, categorized by primary underlying risk. Balances are presented on a gross basis, prior to the application of the impact of counterparty and collateral netting. The following tables also identify the net gain (loss) amounts included in the accompanying consolidated statements of operations as gain (loss) from derivative contracts.

Fair Value of Derivative Financial Instruments

($ in thousands)	December 31, 2015	December 31, 2014

Derivative financial instruments - Current asset	$733	$1,699
Derivative financial instruments - Long-term assets	-	67
Net derivative financial instruments	$733	$1,766

Effect of Derivative Financial Instruments

($ in thousands)	December 31, 2015	December 31, 2014

Realized gain/(loss) on settlement of derivative contracts	$2,303	$186
Change in fair value of derivative contracts	(1,033)	1,880
Realized/Unrealized gain/(loss) from derivative contracts	$1,270	2,066